Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Loans Issued and Guarantees Granted (Transactions with Subsidiaries, Joint Ventures and Associates) [text block table]
Loans issued and guarantees granted
in € m.	Jun 30, 2022	Dec 31, 2021
Loans outstanding, beginning of period	153	214
Net movement in loans during the period	(50)	159
Changes in the group of consolidated companies	0	0
Exchange rate changes/other[1]	2	(221)
Loans outstanding, end of period[1,2]	105	153

Other credit risk related transactions:
Allowance for loan losses	0	0
Provision for loan losses	0	0
Guarantees and commitments	91	28

[1] Prior years' comparatives aligned to presentation in the current year.
[2] There were no past due loans as of June 30, 2022 and December 31, 2021. For the above loans, the Group held collateral of € 0 million and € 0 million as of June 30, 2022 and December 31, 2021, respectively.

Deposits Received (Transactions with Subsidiaries, Joint Ventures and Associates) [text block table]
Deposits received
in € m.	Jun 30, 2022	Dec 31, 2021
Deposits, beginning of period	63	49
Net movement in deposits during the period	(23)	14
Changes in the group of consolidated companies	0	0
Exchange rate changes/other	0	0
Deposits, end of period	41	63